Parnassus Mid Cap Growth Fund

Portfolio of Investments as of September 30, 2026 (unaudited)

		$
Equities	Shares	Market Value ($)

Aerospace & Defense (3.4%)

Rocket Lab Corp.[q]	136,818		9,533,478

StandardAero Inc.[q]	821,004		17,528,435

			27,061,913

Biotechnology (10.0%)

Natera Inc.[q]	69,888		28,885,409

Revolution Medicines Inc.[q]	91,154		18,710,270

Roivant Sciences Ltd.[q]	361,537		13,221,408

Twist Bioscience Corp.[q]	102,214		19,751,833

			80,568,920

Building Products (2.1%)

Trane Technologies plc	37,356		16,884,165

Capital Markets (5.5%)

Ares Management Corp., Class Al	93,372		10,847,025

MSCI Inc., Class A	20,876		11,245,066

Robinhood Markets Inc., Class Aq	197,504		22,219,200

			44,311,291

Commercial Services & Supplies (2.5%)

Waste Connections Inc.	129,468		19,929,009

Communications Equipment (2.2%)

Lumentum Holdings Inc.[q]	18,019		17,501,134

Construction & Engineering (4.8%)

Comfort Systems USA Inc.	9,675		16,003,321

Quanta Services Inc.	34,465		22,144,107

			38,147,428

Construction Materials (1.8%)

Vulcan Materials Co.	58,888		14,405,771

Electrical Equipment (5.9%)

Hubbell Inc., Class B	46,509		21,096,482

Rockwell Automation Inc.	60,648		26,401,894

			47,498,376

Entertainment (1.9%)

Liberty Media Corp., Class Cq	164,578		15,207,007

Food & Staples Retailing (1.9%)

US Foods Holding Corp.[q]	168,053		15,496,167

Health Care Equipment & Supplies (6.5%)

Edwards Lifesciences Corp.[q]	181,432		15,661,210

IDEXX Laboratories Inc.[q]	31,685		16,545,590

Insulet Corp.[q]	66,754		8,709,394

Medline Inc., Class Aq	320,499		11,121,315

			52,037,509

Hotels, Restaurants & Leisure (7.2%)

DoorDash Inc., Class Aq	106,019	19,459,788

Hilton Worldwide Holdings Inc.	72,081	22,930,408

Viking Holdings Ltd.[q]	198,126	15,519,210

		57,909,406

Interactive Media & Services (0.8%)

Reddit Inc., Class Aq	44,092	6,280,465

IT Services (7.2%)

Cloudflare Inc., Class Aq	79,920	27,754,618

Snowflake Inc., Class Aq	89,028	30,230,348

		57,984,966

Life Sciences Tools & Services (2.6%)

Agilent Technologies Inc.	120,428	20,750,949

Multiline Retail (1.8%)

MercadoLibre Inc.[q]	8,330	14,398,655

Oil, Gas & Consumable Fuels (1.8%)

The Williams Companies, Inc.	210,658	14,318,424

Road & Rail (2.0%)

Old Dominion Freight Line Inc.	93,259	16,212,145

Semiconductors & Semiconductor Equipment (10.9%)

Astera Labs Inc.[q]	37,675	13,411,170

KLA Corp.	98,042	19,111,327

Monolithic Power Systems Inc.	17,481	23,550,753

Teradyne Inc.	78,023	31,280,201

		87,353,451

Software (10.3%)

Cadence Design Systems Inc.[q]	45,488	15,019,455

Datadog Inc., Class Aq	111,670	30,580,830

Guidewire Software Inc.[q]	142,809	20,361,707

PTC Inc.[q]	115,233	16,167,190

		82,129,182

Specialty Retail (1.3%)

Dick’s Sporting Goods Inc.	80,144	10,762,538

Technology Hardware, Storage & Peripherals (1.6%)

Sandisk Corp.[q]	7,257	12,626,382

Trading Companies & Distributors (3.3%)

WW Grainger Inc.	21,178	26,382,705

Total investment in equities (99.3%)

(cost $608,858,405)		796,157,958
			$		$
Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)		Market Value ($)
Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.5%)

Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	3.81%					4,143,150

Time Deposits (0.8%)

Citibank, New York	3.23%	10/01/2026		6,077,403		6,077,403

Total short-term securities (1.3%)

(cost $10,220,553)						10,220,553

Total securities (100.6%)

(cost $619,078,958)						806,378,511

Payable upon return of securities loaned (-0.5%)						(4,143,150)

Other assets and liabilities (-0.1%)						(790,838)

Total net assets (100.0%)						801,444,523

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at September 30, 2026. The total value of the securities on loan at September 30, 2026 was $4,056,877.

plc	Public Limited Company